Segment and Related Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Segment Reporting [Abstract]
Number of operating segments			2	2	1
Segment Reporting Information [Line Items]
Net interest income	$ 10,146	$ 10,426	$ 41,945	$ 46,516	$ 49,664
Provision for loan losses	1,760	3,675	8,300	22,077	25,832
Net interest income after provision for loan losses	8,386	6,751	33,645	24,439	23,832
Total noninterest income	23,033	15,002	91,203	43,229	38,993
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	16,482	10,637	63,507	39,159	36,323
Occupancy, office furniture, and equipment	1,916	1,721	6,968	6,488	5,762
FDIC insurance premiums	673	941	3,390	3,814	4,353
Real estate owned	141	1,435	8,746	12,140	6,583
Other	4,659	4,781	19,527	12,978	11,606
Total noninterest expenses	23,871	19,515	102,138	74,579	64,627
Income (loss) before income tax	7,548	2,238	22,710	(6,911)	(1,802)
Income tax expense (benefit)	2,923	30	(12,204)	562	52
Net income (loss)	4,625	2,208	34,914	(7,473)	(1,854)
Total assets	1,628,754	1,698,902	1,661,076	1,712,851	1,808,966
Mortgage Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	86	54	470	406	641
Provision for loan losses	60	75	50	117	279
Net interest income after provision for loan losses	26	(21)	420	289	362
Total noninterest income	22,406	14,228	87,944	40,798	35,698
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	13,270	7,727	50,748	26,929	23,478
Occupancy, office furniture, and equipment	1,083	931	3,856	3,226	2,449
FDIC insurance premiums	0	0	0	0	0
Real estate owned	0	0	0	0	0
Other	3,656	3,497	14,517	7,883	6,034
Total noninterest expenses	18,009	12,155	69,121	38,038	31,961
Income (loss) before income tax	4,423	2,052	19,243	3,049	4,099
Income tax expense (benefit)	1,782	824	7,724	1,395	1,606
Net income (loss)	2,641	1,228	11,519	1,654	2,493
Total assets	119,725	101,578	147,699	100,177	108,928
Community Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	9,936	10,247	40,973	45,611	48,521
Provision for loan losses	1,700	3,600	8,250	21,960	25,553
Net interest income after provision for loan losses	8,236	6,647	32,723	23,651	22,968
Total noninterest income	639	774	3,259	2,431	3,295
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	3,291	3,127	13,424	13,006	13,600
Occupancy, office furniture, and equipment	833	790	3,112	3,262	3,313
FDIC insurance premiums	673	941	3,390	3,814	4,353
Real estate owned	141	1,435	8,746	12,140	6,583
Other	960	1,218	4,728	4,598	5,251
Total noninterest expenses	5,898	7,511	33,400	36,820	33,100
Income (loss) before income tax	2,977	(90)	2,582	(10,738)	(6,837)
Income tax expense (benefit)	1,116	(794)	(19,347)	(833)	(1,554)
Net income (loss)	1,861	704	21,929	(9,905)	(5,283)
Total assets	1,558,139	1,654,117	1,589,314	1,669,231	1,770,912
Holding Company and Other [Member]
Segment Reporting Information [Line Items]
Net interest income	124	125	502	499	502
Provision for loan losses	0	0	0	0	0
Net interest income after provision for loan losses	124	125	502	499	502
Total noninterest income	(12)	0	0	0	0
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	(79)	(217)	(665)	(776)	(755)
Occupancy, office furniture, and equipment	0	0	0	0	0
FDIC insurance premiums	0	0	0	0	0
Real estate owned	0	0	0	0	0
Other	43	66	282	497	321
Total noninterest expenses	(36)	(151)	(383)	(279)	(434)
Income (loss) before income tax	148	276	885	778	936
Income tax expense (benefit)	25	0	(581)	0	0
Net income (loss)	123	276	1,466	778	936
Total assets	$ (49,110)	$ (56,793)	$ (75,937)	$ (56,557)	$ (70,874)